Document and Entity Information	Feb. 11, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	CENTRAL GARDEN & PET CO
Amendment Flag	true
Entity Central Index Key	0000887733
Document Type	8-K/A
Document Period End Date	Feb. 11, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-33268
Entity Tax Identification Number	68-0275553
Entity Address, Address Line One	1340 Treat Boulevard
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94597
City Area Code	(925)
Local Phone Number	948-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On April 16, 2021, the Company filed Amendment No. 1 to the Prior 8-K to provide the audited consolidated financial statements of Green Garden as of and for the fiscal year ended September 30, 2020. This Amendment No. 2 is being filed to include the unaudited financial statements for the fiscal quarters ended December 31, 2020 and 2019 and the unaudited pro forma financial statements giving effect to the Acquisition.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	CENT
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	CENTA
Security Exchange Name	NASDAQ